Consolidated Statements of Changes in Shareholders’ (Deficit)/Equity	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B CNY (¥) shares	Ordinary shares Class B USD ($) shares	Subscription receivable CNY (¥)	Subscription receivable USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 631		¥ 94		¥ (725)				¥ (30,583,236)		¥ (30,583,236)
Balance at Jun. 30, 2021	¥ 631		¥ 94		(725)				(30,583,236)		(30,583,236)
Balance (in Shares) at Jun. 30, 2021 | shares	8,700,000	8,700,000	1,300,000	1,300,000
Net income									2,486,414		2,486,414
Balance at Jun. 30, 2022	¥ 631		¥ 94		(725)				(28,096,822)		(28,096,822)
Balance (in Shares) at Jun. 30, 2022 | shares	8,700,000	8,700,000	1,300,000	1,300,000
Balance (in Dollars)	¥ 631		¥ 94		(725)				(28,096,822)		(28,096,822)
Net income									7,817,760		7,817,760
Balance at Jun. 30, 2023	¥ 631		¥ 94		(725)				(20,279,062)		(20,279,062)
Balance (in Shares) at Jun. 30, 2023 | shares	8,700,000	8,700,000	1,300,000	1,300,000
Balance (in Dollars)	¥ 631		¥ 94		(725)				(20,279,062)		(20,279,062)
Net income									11,209,523		11,209,523	$ 1,542,482
Contribution from shareholders							31,500,000				31,500,000
Balance at Jun. 30, 2024	¥ 631	$ 87	¥ 94	$ 13	(725)	$ (100)	31,500,000	$ 4,334,544	(9,069,539)	$ (1,248,010)	22,430,461	3,086,534
Balance (in Shares) at Jun. 30, 2024 | shares	8,700,000	8,700,000	1,300,000	1,300,000
Balance (in Dollars)	¥ 631	$ 87	¥ 94	$ 13	¥ (725)	$ (100)	¥ 31,500,000	$ 4,334,544	¥ (9,069,539)	$ (1,248,010)	¥ 22,430,461	$ 3,086,534